Subsequent events (Details) - USD ($) $ in Millions	Mar. 31, 2022	Dec. 31, 2021
Class A ordinary shares
Subsequent Event [Line Items]
Authorized share repurchase amount	$ 500	$ 500
ADS
Subsequent Event [Line Items]
Number of common shares repurchased		2,742,990
Subsequent event
Subsequent Event [Line Items]
Authorized share repurchase amount	$ 1,000
Number of common shares repurchased	0
Subsequent event | Class A ordinary shares
Subsequent Event [Line Items]
Share repurchase program period	24 months
Subsequent event | ADS | Maximum
Subsequent Event [Line Items]
Authorized share repurchase amount	$ 1,000